SHARE-BASED COMPENSATION - Disclosure of changes in number of share options and average price (Details) shares in Thousands, Share in Thousands	12 Months Ended
	Dec. 31, 2020 Share $ / shares	Dec. 31, 2020 Share $ / shares	Dec. 31, 2020 Share shares $ / shares	Dec. 31, 2019 Share $ / shares
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Outstanding , beginning balance | Share		10,756		10,337
Granted | Share		1,835		4,612
Exercised | Share		(1,599)		(463)
Cancelled/forfeited | Share		(74)		(178)
Expired | Share		(1,949)		(3,552)
Outstanding, ending balance		8,969	8,969	10,756
Options, Exercisable | Share	6,365	6,365	6,365
Average price, Outstanding beginning balance	$ 1.12			$ 1.64
Granted	0.85			0.75
Exercised	0.53			0.38
Cancelled/forfeited	1.31			1.58
Expired	1.02			2.23
Average price, Outstanding ending balance	1.19			$ 1.12
Average price, Exercisable	$ 1.35	$ 1.35	$ 1.35